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Beth K. Werths
215-988-2482
WERTHSBK@DER.COM


                                  Law Offices
                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3496
                           Telephone (215) 988-2700
                           Fax:      (215) 988-2757


                                 May 11, 1998

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW


     Re:  Pegasus Funds
          Registration No. 33-13990 and 811-5148

Ladies and Gentlemen:

     On behalf of Pegasus Funds (the "Trust") and pursuant to Rule 497 (j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statements of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 47"), which was filed on April 30, 1998; and (ii) the text of Post-Effective Amendment No. 47 have been filed electronically:

     1.  Prospectus dated April 30, 1998 for the bond and equity portfolios;

     2. Prospectus dated April 30, 1998 for qualified employee benefit plans (Class A shares);

     3. Prospectus dated April 30, 1998 for qualified employee benefit plans (Class I shares);

     4.  Prospectus dated April 30, 1998 for Money Market portfolios;

     5.  Prospectus dated April 30, 1998 for the Cash Management portfolios;

     6. Statement of Additional Information dated April 30, 1998 for the bond and equity portfolios and the qualified employee benefit plans;

     7. Statement of Additional Information dated April 30, 1998 for the Money Market portfolios; and

     8. Statement of Additional Information dated April 30, 1998 for the Cash Management portfolios.

                                      Very truly yours,


                                      /s/ Beth K. Werths
                                      ------------------
                                      Beth K. Werths